Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	2 Months Ended	10 Months Ended
	Dec. 31, 2014	Oct. 24, 2014
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (60)	$ 1,685
Other comprehensive income (loss), net of tax:
Reclassification adjustment for fresh start loss included in net income	0	(162)
Other comprehensive loss	(28)	(202)
other comprehensive loss, after fresh start impacts	(28)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(88)	1,483
Retained Earnings [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(60)
Other comprehensive income (loss), net of tax:
Other comprehensive loss
Foreign Currency Translation Gains Losses [Member]
Other comprehensive income (loss), net of tax:
Net Other Comprehensive Income	(29)	31
Pension Plan [Member]
Other comprehensive income (loss), net of tax:
Net Other Comprehensive Income	(1)	(71)
MPM Inc [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(60)	1,685
Other comprehensive income (loss), net of tax:
Other comprehensive loss	(28)	(40)
MPM Inc [Member] | Retained Earnings [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(60)
Other comprehensive income (loss), net of tax:
Other comprehensive loss
Parent Company [Member]
Other comprehensive income (loss), net of tax:
Other comprehensive loss		(40)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (88)	1,483
Parent Company [Member] | Retained Earnings [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 1,685